Vanguard Communication Services Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Diversified Telecommunication Services (15.7%)
	Alternative Carriers (3.4%)
	CenturyLink Inc.	1,451,515	21,032
*	Zayo Group Holdings Inc.	471,801	16,155
*	GCI Liberty Inc. Class A	160,800	11,415
	Cogent Communications Holdings Inc.	129,524	8,119
*	Iridium Communications Inc.	285,595	6,654
*	Vonage Holdings Corp.	671,174	5,309
*	Bandwidth Inc. Class A	46,674	2,611
*	Anterix Inc.	37,354	1,586
*	ORBCOMM Inc.	219,516	880
*,^	Globalstar Inc.	1,704,635	665

	Integrated Telecommunication Services (12.3%)
	AT&T Inc.	4,467,089	166,980
	Verizon Communications Inc.	1,632,066	98,316
	ATN International Inc.	32,690	1,835
*	Cincinnati Bell Inc.	131,195	851
	Consolidated Communications Holdings Inc.	209,692	761
*,^	Frontier Communications Corp.	177,309	120

			343,289
Entertainment (18.0%)
	Interactive Home Entertainment (4.3%)
	Activision Blizzard Inc.	663,506	36,380
*	Electronic Arts Inc.	285,048	28,793
*	Take-Two Interactive Software Inc.	143,275	17,386
*	Zynga Inc. Class A	1,605,700	10,004
*	Glu Mobile Inc.	341,913	1,891

	Movies & Entertainment (13.7%)
*	Netflix Inc.	334,349	105,206
	Walt Disney Co.	657,842	99,716
*	Roku Inc.	90,405	14,498
*	Live Nation Entertainment Inc.	191,170	13,346
*	Liberty Media Corp-Liberty Formula One	290,812	13,113
	Viacom Inc. Class B	448,502	10,796
*	Madison Square Garden Co. Class A	30,406	8,568
	Cinemark Holdings Inc.	212,530	7,198
	World Wrestling Entertainment Inc. Class A	108,988	6,759
*	IMAX Corp.	161,054	3,463
*	Liberty Media Corp-Liberty Formula One Class A	77,941	3,357
*	Liberty Media Corp-Liberty Braves Class C	104,772	2,965
*	Lions Gate Entertainment Corp. Class B	291,848	2,530
*	Lions Gate Entertainment Corp. Class A	210,145	1,965
	Marcus Corp.	60,568	1,906
^	AMC Entertainment Holdings Inc. Class A	152,727	1,249
*	Liberty Media Corp-Liberty Braves Class A	24,989	709

*	Reading International Inc. Class A	48,875	524

			392,322
Interactive Media & Services (42.5%)
*	Facebook Inc. Class A	1,605,933	323,820
*	Alphabet Inc. Class C	189,453	247,229
*	Alphabet Inc. Class A	180,017	234,758
*	Twitter Inc.	680,352	21,030
*	IAC/InterActiveCorp	82,175	18,300
*	Snap Inc.	863,716	13,172
*,^	Zillow Group Inc.	240,594	9,419
	Match Group Inc.	127,566	8,991
*	Cargurus Inc.	184,995	7,416
*	Yelp Inc. Class A	201,974	7,004
	TripAdvisor Inc.	230,135	6,536
*	Zillow Group Inc. Class A	166,966	6,522
*	Pinterest Inc. Class A	320,459	6,243
*	Eventbrite Inc. Class A	123,243	2,651
*	Cars.com Inc.	184,811	2,456
*	QuinStreet Inc.	134,301	2,114
*	ANGI Homeservices Inc. Class A	238,430	1,848
*	Liberty TripAdvisor Holdings Inc. Class A	210,275	1,457
*	TrueCar Inc.	248,566	1,305
*	Care.com Inc.	86,181	1,080
*	Meet Group Inc.	209,854	1,016
*	EverQuote Inc. Class A	23,271	819
			925,186
Media (20.9%)
	Advertising (1.9%)
	Omnicom Group Inc.	233,641	18,570
	Interpublic Group of Cos. Inc.	524,833	11,756
*	Cardlytics Inc.	56,879	3,188
*	Clear Channel Outdoor Holdings Inc.	1,091,265	2,706
*	TechTarget Inc.	68,841	1,826
	National CineMedia Inc.	183,485	1,231
	Emerald Expositions Events Inc.	74,158	742
*	comScore Inc.	165,960	679
*	Boston Omaha Corp. Class A	25,943	554

	Broadcasting (4.5%)
	Fox Corp. Class A	406,555	14,538
	CBS Corp. Class B	357,385	14,431
*	Discovery Communications Inc.	423,529	12,926
*	Discovery Communications Inc. Class A	300,761	9,907
	Fox Corp. Class B	251,232	8,788
	Nexstar Media Group Inc. Class A	80,801	8,703
	TEGNA Inc.	495,691	7,609
	Sinclair Broadcast Group Inc. Class A	175,213	6,103
*	Gray Television Inc.	275,133	5,569
*	AMC Networks Inc. Class A	128,847	4,952
	EW Scripps Co. Class A	140,317	2,094
	Entercom Communications Corp. Class A	365,511	1,729
*	Hemisphere Media Group Inc. Class A	52,236	731
	Entravision Communications Corp. Class A	176,411	501

	Cable & Satellite (12.7%)
	Comcast Corp. Class A		2,130,741	94,072
*	Charter Communications Inc. Class A		135,704	63,782
*	Liberty Broadband Corp.		128,617	15,368
	Cable One Inc.		8,370	12,848
*	Liberty Media Corp-Liberty SiriusXM Class C		261,277	12,675
*	DISH Network Corp. Class A		345,276	11,798
*	Liberty Global plc		495,348	10,650
	Sirius XM Holdings Inc.		1,470,789	10,266
*	Liberty Broadband Corp. Class A		80,672	9,544
*	Liberty Media Corp-Liberty SiriusXM Class A		194,407	9,468
*	Liberty Global plc Class A		301,869	6,807
*	Altice USA Inc. Class A		258,637	6,616
*	Liberty Latin America Ltd.		342,544	6,145
*	Liberty Latin America Ltd. Class A		129,158	2,299
*	MSG Networks Inc.		128,108	2,081
*	Loral Space & Communications Inc.		34,447	1,166
*	WideOpenWest Inc.		74,189	455
*	DISH Network Corp. Class A Rights Exp. 12/09/2019		18,749	13

	Publishing (1.8%)
	News Corp. Class A		711,658	9,166
	New York Times Co. Class A		259,289	8,362
	John Wiley & Sons Inc. Class A		131,230	6,202
	News Corp. Class B		381,195	5,020
	Meredith Corp.		116,916	4,097
	Scholastic Corp.		87,066	3,233
	Gannett Co. Inc.		316,643	2,014
	Tribune Publishing Co.		46,586	583

				454,563
Wireless Telecommunication Services (2.7%)
*	T-Mobile US Inc.		384,617	30,212
*	Sprint Corp.		2,206,602	13,063
	Telephone & Data Systems Inc.		297,487	7,053
	Shenandoah Telecommunications Co.		138,212	5,190
*	Boingo Wireless Inc.		128,642	1,481
*	United States Cellular Corp.		39,368	1,335
*,^	Gogo Inc.		165,727	838
				59,172
Total Common Stocks (Cost $2,089,245)				2,174,532
		Coupon
Temporary Cash Investment (0.6%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund (Cost
	$12,547)	1.841%	125,468	12,549
Total Investments (100.4%) (Cost $2,101,792)				2,187,081
Other Assets and Liabilities-Net (-0.4%)3				(8,458)
Net Assets (100%)				2,178,623

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,706,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent
101.9% and (1.5%), respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $9,251,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
Sirius XM Holdings Inc.	2/4/20	GSI	4,498	(1.733%)	46	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering

Communication Services Index Fund

into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,174,532	—	—
Temporary Cash Investments	12,549	—	—
Swap Contracts—Assets	—	46	—
Total	2,187,081	46	—